Putnam
Voyager
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Voyager Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Managers

Robert R. Beck
Roland W. Gillis
Paul E. Marrkand
Michael P. Stack
Charles H. Swanberg

A powerful rally among growth stocks lifted Putnam Voyager Fund's performance during the past six months, the first half of your fund's 2000 fiscal year. By bidding up the stocks of many technology companies, investors demonstrated great confidence in the ability of computer and telecommunications technology to transform the way business is conducted. Other growth sectors, including media, advertising, and broadcasting, flourished thanks to a favorable advertising cycle and more vigorous competition. The overall sense of investor optimism helped markets shrug off concerns for Y2K-related risks and rightly so, as the new year proved that worries had been unfounded. For the period, the fund's class A share return was 36.85% at NAV (28.98% at public offering price).

Total return for 6 months ended 1/31/00

     Class A         Class B          Class C           Class M
   NAV     POP     NAV     CDSC     NAV     CDSC      NAV     POP
---------------------------------------------------------------------------
   36.85%  28.98%  36.30%  31.30%   36.42%  35.42%    36.57%  31.77%
---------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* FUND THRIVES ON AMID GROWTH STOCK RALLY

Although growth stocks have experienced significant gains in the past, the rally in the closing months of 1999 was memorable for its magnitude, breadth, and unrelenting nature. After slumping a bit in the spring and summer, growth stocks perked up in September and gathered pace month after month. Neither rising interest rates nor looming Y2K concerns derailed the rally. The technology sector was the locomotive.

Your fund was well positioned to take advantage of the rally. We research companies to identify those that we think can achieve strong rates of earnings growth. While we invest in a broad variety of growth companies -- small, midsize, and large companies in a variety of sectors -- we have the flexibility to emphasize the companies and sectors we find most attractive. During most of the semiannual period, a little more than one third of your fund's assets was invested in technology companies. The fund also favored media and broadcasting companies, while shying away from sectors in which companies with earnings growth were scarcer, such as energy, financials, and health care.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Technology             35.6%

Media                  17.3%

Consumer                8.9%

Telecommunications      8.2%

Financial               7.6%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


This positioning worked exceptionally well because of the transforming impact of technology on business practices. Companies must now invest in technology because of its strong positive increase on productivity. If a company fails to innovate, it may suffer a competitive disadvantage. Twenty years ago, businesses devoted only about 10% of their capital investments to computer technologies. That proportion has grown steadily, so that in 1999, approximately half of all capital spending by businesses went to technology goods or services. Evidence is mounting that technology is increasing the economy's productivity as many experts have anticipated. The Bureau of Labor Statistics reported that U.S. productivity rose to an annualized rate of 5% in the second half of 1999. This trend is comparable to that during the Industrial Revolution, when first steam power and later electricity generated rapid surges in productivity. Not surprisingly, technology stocks now represent nearly 30% of the S&P 500 Index of large company stocks.

* INTERNET SERVES AS CATALYST

A fortunate byproduct of technology innovation has been a welcome proliferation of investment opportunities. In the past, the sector tended to be highly cyclical, appreciating when PC sales rose or semiconductor supplies were tight and plunging when these factors turned negative. But just as innovation has gone in many directions during the 1990s, so have the investment opportunities multiplied. New technology stock issues continue to come to market at rapid rate.

The catalyst for the recent rally was the Internet, which is changing many aspects of business and consumer commerce. Investing in technology has become imperative for businesses because of the cost-cutting opportunities it provides. Our tactic was to take advantage of this trend by owning companies that supply the components for Internet connectivity -- software, telecommunications, computing, and network equipment -- and the services that support them. Examples include Oracle, which makes business software for e-commerce, and Intuit, which shifted its focus from consumer financial software to making software for financial institutions such as banks. Your fund also owned Maxim Integrated, a supplier to semiconductor manufacturers, and Metromedia Fiber, which produces fiber-optic cables for carrying computer data at very high speeds. Among the fund's cellular telephone holdings were Nokia, one of the leading global manufacturers of cell phones and other telecommunications equipment, and Motorola, which produces, in addition to phones, some of the most advanced semiconductor chips in personal computers. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


"Enthusiasts point to faster productivity growth as proof that America's economy is being fundamentally revolutionized by globalization and technology."

-- The Economist, February 12, 2000


In addition to Nokia, which is based in Finland, several of the fund's other international holdings also performed well, in some cases outpacing their U.S. counterparts. Approximately 10% of the fund's assets were in Japanese stocks. One of the larger holdings was Sony Corp. This well-known multinational company appreciated handsomely thanks to a broad variety of successful new product launches. Examples include Playstation II, which is popular with children and adults in many markets of the world, camcorders, and Sony's extraordinarily slim laptop PCs. Your fund also owned Softbank, a Japanese holding company that provides venture capital funding for Internet and other technology-related start-ups.

* CONSUMER STOCKS EXPAND BRANDING EFFORTS

Your fund also favored media and broadcasting stocks in the period. Companies in these sectors are benefiting from the strong domestic economy and consumer confidence. Consumers with rising incomes are faced with a wider array of consumer appliances and services and falling prices thanks to Internet distribution. Companies are finding it more important than ever to maintain customer loyalty by establishing a successful brand image. Advertising spending is growing at twice the rate of economic growth.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AT&T -- Liberty Media Group
Media

CBS
Media

Motorola
Technology

Microsoft
Technology

Oracle
Technology

Linear Technology
Technology

Sony (Japan)
Technology

MediaOne Group
Media

Maxim Integrated Products
Technology

Oy Nokia
Telecommunications equipment

Footnote reads:
These holdings represent 21.2% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


Many of your fund's holdings were beneficiaries of this trend. Among the larger companies were the television network CBS, AT&T -- Liberty Media, and AOL, which have enjoyed rising advertising revenues. CBS also benefited from its agreement to be acquired by Viacom. By contrast, we decided to sell AOL at a profit late in the period after it agreed to merge with Time Warner. The stock had appreciated in the time the fund owned it, but we believe the decision to merge with Time Warner would change the character of the company because Time Warner is an older media company experiencing slower growth. Among smaller company fund holdings benefiting from the surge of advertising were Outdoor Systems (which was acquired in the period by Infinity Broadcasting, another large media holding) and Clear Channel Communications. Both of these companies offer advertisers a national audience for their ads. Outdoor Systems maintains roadside billboards, and Clear Channel operates radio stations in major urban markets throughout the United States. Your fund also owned advertising firms that reaped a windfall, including Omnicom and Citadel Communications.

* GLOBAL ECONOMY SUPPORTIVE FOR SUSTAINED STOCK PERFORMANCE

We believe that growth stocks are likely to continue outperforming the market and we have positioned the fund to continue capitalizing on the transition occurring in the world economy. In part because of new technological capabilities, the U.S. and world economies now appear capable of sustaining higher rates of economic growth over longer periods without inflation than had been thought possible in recent years. Stable economic growth of between 2% and 4% per year should be sufficient to fuel the capital spending that has supported growth stocks in the past six months. As long as interest rates and inflation remain at tolerable levels, companies that can deliver earnings growth well in excess of the average for all stocks should continue to command premium prices. While volatility remains a risk in any type of equity investing, we believe the fundamental outlook for growth stocks remains robust.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund is designed for investors seeking capital appreciation mainly through common stocks.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                     Class A            Class B             Class C             Class M
(inception dates)    (4/1/69)          (4/27/92)           (7/26/99)           (12/1/94)
                   NAV      POP      NAV       CDSC      NAV       CDSC      NAV       POP
---------------------------------------------------------------------------------------------
6 months           36.85%   28.98%   36.30%    31.30%    36.42%    35.42%    36.57%    31.77%
---------------------------------------------------------------------------------------------
1 year             44.16    35.90    43.01     38.01     43.22     42.22     43.50     38.50
---------------------------------------------------------------------------------------------
5 years           273.08   251.77   259.45    257.45    259.67    259.67    264.18    251.39
Annual average     30.13    28.60    29.16     29.02     29.18     29.18     29.50     28.58
---------------------------------------------------------------------------------------------
10 years          698.99   652.59   638.86    638.86    642.09    642.09    660.16    633.45
Annual average     23.10    22.36    22.14     22.14     22.19     22.19     22.49     22.05
---------------------------------------------------------------------------------------------
Annual average
(life of fund)     15.43    15.21    14.35     14.35     14.56     14.56     14.66     14.53
---------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                                Russell MidCap         Consumer
                                 Growth Index        price index
--------------------------------------------------------------------------
6 months                             36.82%             1.44%
--------------------------------------------------------------------------
1 year                               46.86              2.67
--------------------------------------------------------------------------
5 years                             239.78             12.28
Annual average                       27.72              2.34
--------------------------------------------------------------------------
10 years                            525.17             32.73
Annual average                       20.12              2.87
--------------------------------------------------------------------------
Annual average
(life of fund)                         --*              5.14
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Russell MidCap Growth Index did not exist at the time of the fund's inception.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                          Class A      Class B      Class C       Class M
------------------------------------------------------------------------------
Distributions (number)       1            1            1             1
------------------------------------------------------------------------------
Income                       --           --           --            --
------------------------------------------------------------------------------
Capital gains
  Long-term               $2.892       $2.892       $2.892        $2.892
------------------------------------------------------------------------------
  Short-term               0.089        0.089        0.089         0.089
------------------------------------------------------------------------------
  Total                   $2.981       $2.981       $2.981        $2.981
------------------------------------------------------------------------------
Share value:           NAV     POP       NAV          NAV      NAV     POP
------------------------------------------------------------------------------
7/31/99               $24.25  $25.73   $22.57       $24.25    $23.61  $24.47
------------------------------------------------------------------------------
1/31/00                30.02   31.85    27.60        29.92     29.08   30.13
------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                      Class A           Class B              Class C            Class M
(inception dates)    (4/1/69)          (4/27/92)           (7/26/99)           (12/1/94)
                    NAV     POP      NAV       CDSC      NAV       CDSC      NAV       POP
---------------------------------------------------------------------------------------------
6 months            36.74%  28.86%   36.18%    31.18%    36.32%    35.32%    36.48%    31.73%
---------------------------------------------------------------------------------------------
1 year              56.13   47.14    54.92     49.92     55.08     54.08     55.49     50.02
---------------------------------------------------------------------------------------------
5 years            285.76  263.67   271.23    269.23    271.82    271.82    276.48    263.23
Annual average      31.00   29.46    30.00     29.86     30.04     30.04     30.36     29.43
---------------------------------------------------------------------------------------------
10 years           635.42  592.98   580.19    580.19    582.67    582.67    599.82    575.53
Annual average      22.08   21.36    21.13     21.13     21.18     21.18     21.48     21.05
---------------------------------------------------------------------------------------------
Annual average
(life of fund)      15.59   15.36    14.51     14.51     14.72     14.72     14.82     14.68
---------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Russell MidCap Growth Index* measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
January 31, 2000 (Unaudited)

COMMON STOCKS (98.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Business Services (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          3,703,200  Celestica, Inc. (Canada) (NON)                                                        $   149,053,800
            808,000  CheckFree Holdings Corp. (NON)                                                             47,672,000
          3,152,579  Cintas Corp.                                                                              147,678,623
          5,513,815  Concord EFS, Inc. (NON)                                                                   111,999,367
          2,885,400  Convergys Corp. (NON)                                                                      84,758,625
          2,697,500  Electronic Data Systems Corp.                                                             182,418,438
            778,800  Exodus Communications, Inc. (NON)                                                          89,464,650
          3,023,150  Omnicom Group, Inc.                                                                       283,231,366
          1,140,000  Sapient Corp. (NON)                                                                       100,747,500
          3,702,500  Serco Group PLC (United Kingdom) (AFF)                                                    135,607,513
            350,600  Stamps.com, Inc. (NON)                                                                     11,745,100
            542,200  TMP Worldwide, Inc. (NON)                                                                  75,975,775
          1,200,000  USWeb Corp. (NON)                                                                          34,425,000
            867,900  Verio, Inc. (NON)                                                                          55,871,063
            136,400  Viant Corp. (NON)                                                                          13,094,400
          1,771,100  Whittman-Hart, Inc. (NON)                                                                  62,874,050
                                                                                                           ---------------
                                                                                                             1,586,617,270

Computer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,697,673  Capita Group PLC (United Kingdom)                                                          42,824,121
          6,414,802  Misys PLC (United Kingdom)                                                                 89,296,854
                                                                                                           ---------------
                                                                                                               132,120,975

Computer Software (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            426,953  SAP AG (Germany)                                                                          240,882,955
            428,400  Softbank Corp. (Japan)                                                                    418,904,771
                                                                                                           ---------------
                                                                                                               659,787,726

Conglomerates (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,705,000  General Electric Co.                                                                      227,404,375
          7,567,500  Tyco International Ltd.                                                                   323,510,625
                                                                                                           ---------------
                                                                                                               550,915,000

Consumer (8.9%)
--------------------------------------------------------------------------------------------------------------------------
            800,900  Ames Department Stores, Inc. (NON)                                                         16,718,788
          2,594,050  Bed Bath & Beyond, Inc. (NON)                                                              70,525,734
            804,400  Carrefour Supermarche SA (France)                                                         127,027,035
          9,946,600  Cendant Corp. (NON)                                                                       200,796,988
          5,141,100  Costco Wholesale Corp. (NON)                                                              251,592,581
          4,098,157  Dollar Tree Stores, Inc. (AFF) (NON)                                                      180,575,043
          2,695,883  Extended Stay America, Inc. (NON)                                                          21,061,586
          1,400,000  Harrah's Entertainment, Inc. (NON)                                                         27,912,500
          7,646,850  Home Depot, Inc. (The)                                                                    433,002,881
          1,119,600  HomeStore.com, Inc. (NON)                                                                 109,230,975
            394,800  International Speedway Corp. Class A                                                       19,888,050
          9,433,737  J.D. Wetherspoon PLC (United Kingdom)                                                      70,231,238
            117,900  Kadokawa Shoten Publishing Co., Ltd. (Japan)                                               34,037,065
          1,999,700  Kimberly-Clark Corp.                                                                      123,856,419
          4,660,898  Kohls Corp. (NON)                                                                         326,845,472
          1,919,637  Michaels Stores, Inc. (AFF) (NON)                                                          51,350,290
          2,999,450  Nike, Inc.                                                                                136,474,975
          1,050,400  PizzaExpress PLC (United Kingdom) (NON)                                                    13,790,846
          1,915,200  Priceline.com, Inc. (NON)                                                                 111,081,600
          1,143,000  Seven-Eleven Japan Co., Ltd. (Japan) (NON)                                                167,117,692
          1,527,450  SFX Entertainment, Inc. Class A (NON)                                                      49,737,591
          6,097,361  Starbucks Corp. (NON)                                                                     195,115,552
          5,680,287  TJX Cos., Inc. (The)                                                                       92,659,682
          4,164,315  Tandy Corp.                                                                               203,530,896
          1,847,900  Viacom, Inc. Class B (NON)                                                                102,327,463
          4,251,200  Wal-Mart Stores, Inc.                                                                     232,753,200
          6,036,000  Walgreen Co.                                                                              166,744,500
            935,740  Williams-Sonoma, Inc. (NON)                                                                29,651,261
                                                                                                           ---------------
                                                                                                             3,565,637,903

Financial (7.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,284,150  AFLAC, Inc.                                                                                99,217,766
          1,296,600  American Express Co.                                                                      213,695,888
          1,763,762  American International Group, Inc.                                                        183,651,718
          1,814,250  Capital One Financial Corp.                                                                74,384,250
          7,019,850  Citigroup, Inc.                                                                           403,202,634
          1,181,500  Fannie Mae                                                                                 70,816,156
          1,441,550  Federal Home Loan Mortgage Corp.                                                           72,347,791
          6,043,550  Fifth Third Bancorp                                                                       401,140,631
         14,774,517  Firstar Corp.                                                                             352,741,593
            984,800  Franklin Resources, Inc.                                                                   35,145,050
             74,500  Goldman Sachs Group, Inc. (The)                                                             6,826,063
          4,019,287  Intuit, Inc. (NON)                                                                        242,413,247
          1,236,400  MBNA Corp.                                                                                 31,219,100
          1,407,000  Merrill Lynch & Co., Inc.                                                                 122,057,250
            919,000  Morgan Stanley, Dean Witter, Discover and Co.                                              60,883,750
            715,900  National Commerce Bancorporation                                                           14,899,669
          1,221,600  Northern Trust Corp.                                                                       73,754,100
            837,900  Progressive Corp. (The)                                                                    52,159,275
          1,674,000  Providian Financial Corp.                                                                 141,243,750
          5,878,900  Schwab (Charles) Corp.                                                                    212,007,831
          1,359,550  SunTrust Banks, Inc.                                                                       80,978,197
          2,980,602  TCF Financial Corp.                                                                        68,367,558
            621,100  Zions Bancorp                                                                              36,722,538
                                                                                                           ---------------
                                                                                                             3,049,875,805

Health Care (5.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,083,100  Amgen, Inc. (NON)                                                                         132,667,431
            778,400  Biovail Corp. International (Canada) (NON)                                                 38,822,700
          4,556,500  Columbia/HCA Healthcare Corp.                                                             124,449,406
            785,300  Genentech, Inc. (NON)                                                                     110,334,650
          3,520,000  IMS Health, Inc.                                                                           78,980,000
          1,967,000  Johnson & Johnson                                                                         169,284,938
          1,404,500  Lincare Holdings, Inc. (NON)                                                               49,771,969
          6,836,740  Medtronic, Inc.                                                                           312,780,855
          5,746,992  Merck & Co., Inc.                                                                         452,934,807
            393,900  PE Corp.-PE Biosystems Group                                                               58,986,525
          3,641,000  Pfizer, Inc.                                                                              132,441,375
          1,164,793  Pharmacia & Upjohn, Inc.                                                                   54,745,271
            875,600  QLT PhotoTherapeutics, Inc. (Canada) (NON)                                                 60,471,125
            981,285  Sepracor, Inc. (NON)                                                                      137,379,900
          1,359,450  Stryker Corp.                                                                              85,645,350
          3,070,632  Sybron International Corp. (NON)                                                           70,816,451
          1,648,625  Thermo Cardiosystems, Inc. (NON)                                                           19,062,227
            235,003  ThermoLase Corp. (NON)                                                                        514,069
            410,000  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                             13,350,625
          2,335,000  Warner-Lambert Co.                                                                        221,679,063
            672,528  Waters Corp. (NON)                                                                         49,683,006
                                                                                                           ---------------
                                                                                                             2,374,801,743

Industrial (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            332,200  Calpine Corp. (NON)                                                                        24,292,125
          1,198,600  Chevron, Inc.                                                                             100,158,013
          3,027,500  Conoco, Inc.                                                                               70,578,594
          1,810,150  Exxon Mobil Corp.                                                                         151,147,525
          3,142,100  Halliburton Co.                                                                           113,115,600
          1,247,000  Minnesota Mining & Manufacturing Co.                                                      116,750,375
          3,152,750  Nabors Industries, Inc. (NON)                                                              93,400,219
          4,046,600  Noble Drilling Corp. (NON)                                                                118,615,963
          1,053,100  Praxair, Inc.                                                                              42,716,369
          3,861,600  Rockwell International Corp.                                                              190,907,850
          2,515,400  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                           138,504,213
            967,200  Schlumberger Ltd.                                                                          59,059,650
          1,900,800  Sealed Air Corp. (NON)                                                                    106,682,400
          2,038,800  Thermo Instrument Systems, Inc. (NON)                                                      32,748,225
          1,834,462  Transocean Sedco Forex, Inc.                                                               58,358,825
            824,800  Weyerhaeuser Co.                                                                           47,322,900
          2,489,500  Willamette Industries, Inc.                                                               102,069,500
          1,662,000  Williams Cos., Inc.                                                                        64,402,500
          1,382,700  du Pont (E.I.) de Nemours & Co., Ltd.                                                      81,579,300
                                                                                                           ---------------
                                                                                                             1,712,410,146

Media (17.3%)
--------------------------------------------------------------------------------------------------------------------------
          6,419,246  AMFM, Inc. (NON)                                                                          500,701,188
         30,392,651  AT&T Corp. -- Liberty Media (NON)                                                       1,553,824,282
          2,919,733  Adelphia Communications Corp. (NON)                                                       193,249,828
         19,810,180  CBS Corp. (NON)                                                                         1,155,181,121
          2,455,300  CMG Information Services, Inc. (NON)                                                      276,374,706
            590,000  CNET, Inc. (NON)                                                                           28,910,000
            799,200  Citadel Communications Corp. (NON)                                                         39,960,000
          6,055,808  Clear Channel Communications, Inc. (NON)                                                  523,070,416
          2,784,350  Comcast Corp. Class A                                                                     128,080,100
          1,756,624  DoubleClick, Inc. (NON)                                                                   173,576,409
          1,633,600  Echostar Communications Corp. Class A (NON)                                               133,036,300
          1,247,300  Entercom Communications Corp. (NON)                                                        66,262,813
          1,036,181  Hispanic Broadcasting Corp. (NON)                                                         107,698,063
         16,771,398  Infinity Broadcasting Corp. Class A (NON)                                                 545,070,435
          1,303,000  InfoSpace.com, Inc. (NON)                                                                 182,582,875
          1,688,731  Lamar Advertising Co. (NON)                                                                99,001,855
          2,650,500  Lycos, Inc.                                                                               194,646,094
          7,377,100  MediaOne Group, Inc. (NON)                                                                586,479,450
             19,000  OpenTV Corp. (NON)                                                                          1,891,688
            663,700  SportsLine USA, Inc. (NON)                                                                 23,436,906
          1,454,600  Univision Communications, Inc. Class A (NON)                                              155,824,025
          3,068,350  USA Networks, Inc. (NON)                                                                  152,266,869
          2,015,000  WestWood One, Inc. (AFF) (NON)                                                            122,663,125
                                                                                                           ---------------
                                                                                                             6,943,788,548

Technology (35.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,396,500  ADC Telecommunications, Inc. (NON)                                                        223,956,719
          1,117,400  ASM Lithography Holding N.V. (Netherlands) (NON)                                          137,370,363
          1,185,000  Advanced Fibre Communications (NON)                                                        43,622,813
            252,300  Agile Software Corp. (NON)                                                                 37,214,250
            204,600  Agilent Technologies, Inc. (NON)                                                           13,541,963
          3,482,850  Altera Corp. (NON)                                                                        228,997,388
          1,852,900  Amdocs Ltd. (NON)                                                                          98,551,119
          1,995,000  Analog Devices, Inc. (NON)                                                                186,532,500
            428,700  Apple Computer, Inc. (NON)                                                                 44,477,625
          2,754,550  Applied Materials, Inc. (NON)                                                             378,061,988
            110,000  Ariba, Inc. (NON)                                                                          17,888,750
            955,800  BMC Software, Inc. (NON)                                                                   36,200,925
          1,020,000  BroadVision, Inc. (NON)                                                                   129,858,750
            291,200  Broadcom Corp. (NON)                                                                       84,247,800
            205,000  Brocade Communications Systems (NON)                                                       33,210,000
            606,500  CIENA Corp. (NON)                                                                          39,801,563
          2,276,100  Cisco Systems, Inc. (NON)                                                                 249,232,950
          1,039,100  Compaq Computer Corp.                                                                      28,445,363
          5,173,900  Computer Associates International, Inc.                                                   355,382,256
          1,281,600  Comverse Technology, Inc. (NON)                                                           183,749,400
          2,404,000  Corning, Inc.                                                                             370,817,000
          3,531,300  Dell Computer Corp. (NON)                                                                 135,734,344
          1,549,500  E-Tek Dynamics, Inc. (NON)                                                                282,009,000
            137,100  E.piphany, Inc. (NON)                                                                      21,661,800
          3,128,890  Electronic Arts, Inc. (NON)                                                               255,786,758
            416,300  Extreme Networks, Inc. (NON)                                                               35,229,388
          3,489,600  Flextronics International Ltd. (NON)                                                      173,389,500
          1,977,800  Gateway, Inc. (NON)                                                                       121,016,638
            717,300  I2 Technologies, Inc. (NON)                                                               138,169,913
          5,326,300  Intel Corp.                                                                               526,970,806
          2,207,820  JDS Uniphase Corp. (NON)                                                                  450,257,291
          1,731,100  Jabil Circuit, Inc. (NON)                                                                 109,492,075
          1,084,213  Juniper Networks, Inc. (NON)                                                              146,707,572
          3,289,160  KLA Tencor Corp. (NON)                                                                    192,827,005
            699,100  LAM Research Corp. (NON)                                                                   87,300,113
          2,985,900  LSI Logic Corp. (NON)                                                                     244,097,325
            318,100  Legato Systems, Inc. (NON)                                                                  8,012,144
          1,376,500  Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                                     64,695,500
            796,800  Lexmark International Group, Inc. Class A (NON)                                            75,098,400
          7,232,132  Linear Technology Corp.                                                                   684,792,499
            470,000  Macromedia, Inc. (NON)                                                                     32,165,625
         11,660,992  Maxim Integrated Products, Inc.                                                           584,507,224
          9,286,400  Microsoft Corp. (NON)                                                                     908,906,400
          7,263,250  Motorola, Inc.                                                                            993,249,438
          1,513,500  Network Appliance, Inc. (NON)                                                             151,917,563
         16,229,100  Oracle Corp. (NON)                                                                        810,694,261
            908,000  PMC-Sierra, Inc. (NON)                                                                    163,894,000
         11,811,514  Parametric Technology Corp. (NON)                                                         253,209,331
            546,200  Phone.com, Inc. (NON)                                                                      60,082,000
          1,928,200  Portal Software, Inc. (NON)                                                                95,686,925
            303,300  QLogic Corp. (NON)                                                                         46,385,944
            873,276  QUALCOMM, Inc. (NON)                                                                      110,906,052
            849,900  RF Micro Devices, Inc. (NON)                                                               68,841,900
          1,150,000  Rational Software Corp. (NON)                                                              59,800,000
            556,900  RealNetworks, Inc. (NON)                                                                   87,537,719
            453,000  Reback Networks, Inc. (NON)                                                                84,342,938
            616,400  Rohm Co. Ltd. (Japan)                                                                     203,208,766
            898,500  SDL, Inc. (NON)                                                                           232,879,969
            911,700  STMicroelectronics N.V. ADR (France)                                                      153,507,488
          1,356,654  Sanmina Corp. (NON)                                                                       144,144,488
            200,000  Silknet Software, Inc. (NON)                                                               29,525,000
          1,213,672  Solectron Corp. (NON)                                                                      88,142,929
          2,619,800  Sony Corp. (Japan)                                                                        657,755,626
          2,091,100  Sun Microsystems, Inc. (NON)                                                              164,282,044
          1,075,654  Synopsys, Inc. (NON)                                                                       49,681,769
          2,099,900  Tellabs, Inc. (NON)                                                                       113,394,600
          1,939,520  Teradyne, Inc. (NON)                                                                      125,583,920
          2,971,100  VERITAS Software Corp. (NON)                                                              433,409,213
          1,885,900  VeriSign, Inc. (NON)                                                                      304,337,113
            847,600  Vignette Corp. (NON)                                                                      165,282,000
          1,295,000  Vitesse Semiconductor Corp. (NON)                                                          56,332,500
          3,216,000  Xilinx, Inc. (NON)                                                                        147,132,000
                                                                                                           ---------------
                                                                                                            14,255,136,301

Telecommunication Equipment (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            195,900  Hikari Tsushin, Inc. (Japan)                                                              342,980,027
            485,000  Nokia Corp. ADR (Finland)                                                                  88,755,000
          3,081,050  Oy Nokia AB Class A, (Finland)                                                            553,747,134
          4,332,300  Telefonaktiebolaget LM Ericsson Class B, (Sweden) (NON)                                   304,041,644
                                                                                                           ---------------
                                                                                                             1,289,523,805

Telecommunications (8.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,220,400  ALLTEL Corp.                                                                              148,211,700
          1,004,500  Allegiance Telecom, Inc. (NON)                                                            105,849,188
          5,058,400  American Tower Corp. Class A (NON)                                                        181,470,100
          3,272,470  Covad Communications Group 144A (NON)                                                     231,527,253
            441,400  Focal Communications Corp. (NON)                                                           17,711,175
          3,166,618  Global Crossing Ltd. (NON)                                                                160,705,864
          5,608,366  Global TeleSystems Group, Inc. (NON)                                                      139,858,627
          1,395,190  Intermedia Communications, Inc. (NON)                                                      59,993,170
          1,403,850  Level 3 Communications, Inc. (NON)                                                        165,566,559
          4,573,600  McLeod, Inc. Class A                                                                      314,435,000
          7,123,400  Metromedia Fiber Network, Inc. Class A (NON)                                              482,165,138
          4,576,190  NEXTLINK Communications, Inc. Class A (NON)                                               386,116,031
          2,213,050  NTL, Inc. (NON)                                                                           278,429,353
            342,100  NorthPoint Communications Group, Inc. (NON)                                                10,712,006
            627,600  Pinnacle Holdings, Inc. (NON)                                                              26,633,775
            180,000  SBA Communications Corp. (NON)                                                              5,456,250
          2,732,900  Sprint PCS (NON)                                                                          300,790,000
            175,400  TeleCorp PCS, Inc. (NON)                                                                    7,553,163
          2,811,000  Vodafone AirTouch PLC (United Kingdom)                                                    157,416,000
             98,400  Williams Communications Group, Inc. (NON)                                                   3,702,300
          1,160,000  WinStar Communications. Inc. (NON)                                                         82,142,500
                                                                                                           ---------------
                                                                                                             3,266,445,152

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Ryanair Holdings, PLC ADR (Ireland) (NON)                                                  40,875,000
                                                                                                           ---------------
                     Total Common Stocks (cost $22,736,880,981)                                            $39,427,935,374

SHORT-TERM INVESTMENTS (2.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Corporate Receivables Co. for an effective yield of 5.71%,
                       February 23, 2000                                                                   $    49,825,528
         50,000,000  Eureka Securitization, Inc. for an effective yield of 5.67%,
                       February 16, 2000                                                                        49,881,875
         44,000,000  Falcon Asset Securities Corp. for an effective yield of 5.68%,
                       February 17, 2000                                                                        43,888,924
         50,000,000  Federal Home Loan Mortgage Corp. for an effective yield of
                       5.53%, February 9, 2000                                                                  49,938,556
         50,000,000  General Electric Capital Corp. for an effective yield of 5.65%,
                       February 18, 2000                                                                        49,866,597
         50,000,000  Goldman Sachs Group for an effective yield of 6.00%,
                       February 2, 2000                                                                         49,992,153
         50,000,000  Preferred Receivables Fund corp. for an effective yield of
                       5.74%, March 6, 2000                                                                     49,728,944
         50,000,000  Sheffield Receivables Corp. for an effective yield of 5.70%,
                       February 18, 2000                                                                        49,865,417
         69,000,000  Sigma Finance, Inc. for an effective yield of 5.67%,
                       February 15, 2000                                                                        68,847,855
         75,000,000  Windmill Funding Corp. for an effective yield of 5.71%,
                       February 22, 2000                                                                        74,750,187
        169,161,000  Interest in $500,000,000 joint repurchase agreement dated
                       January 31, 2000 with Morgan Stanley & Co., Inc. due
                       February 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $169,187,690 for an
                       effective yield of 5.68%                                                                169,161,000
        107,699,000  Interest in $568,126,000 joint repurchase agreement dated
                       January 31, 2000 with S.B.C. Warburg, Inc. due
                       February 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $107,716,052 for an
                       effective yield of 5.70%                                                                107,699,000
                                                                                                           ---------------
                     Total Short-Term Investments (cost $813,446,036)                                      $   813,446,036
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $23,550,327,017) (b)                                          $40,241,381,410
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $40,068,384,522.

  (b) The aggregate identified cost on a tax basis is $23,620,077,589, resulting in gross unrealized appreciation and depreciation of $17,560,580,313 and $939,276,492, respectively, or net unrealized appreciation of $16,621,303,821.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at January 31, 2000

                            Market   Aggregate Face      Delivery   Unrealized
                            Value        Value             Date    Appreciation
-------------------------------------------------------------------------------
Japanese Yen            $18,508,862   $18,768,475        6/20/96     $259,613
-------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2000

                                     Aggregate Face     Expiration  Unrealized
                        Total Value       Value            Date    Appreciation
-------------------------------------------------------------------------------
S&P 500 Index (Long)    $47,634,000   $46,808,784         Mar-00      $825,216
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $23,550,327,017) (Note 1)                                      $40,241,381,410
-----------------------------------------------------------------------------------------------
Cash                                                                                        151
-----------------------------------------------------------------------------------------------
Foreign currency (cost $4,213)                                                            4,049
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             4,474,462
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              121,520,790
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      159,953,020
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                       1,173,000
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          259,613
-----------------------------------------------------------------------------------------------
Total assets                                                                     40,528,766,495

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    318,557,834
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           77,136,302
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         42,031,361
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            3,678,340
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           460,962
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,572
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               15,291,637
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                         1,403,074
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,816,891
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   460,381,973
-----------------------------------------------------------------------------------------------
Net assets                                                                      $40,068,384,522

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $21,864,387,117
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                           (100,942,849)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                            1,612,838,883
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                     16,692,101,371
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $40,068,384,522

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($24,061,709,897 divided by 801,568,846 shares)                                          $30.02
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $30.02)*                                  $31.85
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($11,488,866,432 divided by 416,234,922 shares)**                                        $27.60
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($67,797,357 divided by 2,266,164 shares)**                                              $29.92
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($553,717,545 divided by 19,038,393 shares)                                              $29.08
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $29.08)*                                  $30.13
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($3,896,293,291 divided by 127,113,685 shares)                                           $30.65
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $158,506) (including dividend
income of $754,903 from investments in affiliated issuers) (Note 5)             $    55,207,350
-----------------------------------------------------------------------------------------------
Interest                                                                             17,595,599
-----------------------------------------------------------------------------------------------
Total investment income                                                              72,802,949

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     75,589,511
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       21,653,383
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       145,726
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         33,535
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                24,808,354
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                48,362,235
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   117,336
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,698,449
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 231,508
-----------------------------------------------------------------------------------------------
Registration fees                                                                     1,230,405
-----------------------------------------------------------------------------------------------
Auditing                                                                                 67,631
-----------------------------------------------------------------------------------------------
Legal                                                                                    88,853
-----------------------------------------------------------------------------------------------
Postage                                                                               1,282,123
-----------------------------------------------------------------------------------------------
Other                                                                                 1,800,292
-----------------------------------------------------------------------------------------------
Total expenses                                                                      177,109,341
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (2,843,146)
-----------------------------------------------------------------------------------------------
Net expenses                                                                        174,266,195
-----------------------------------------------------------------------------------------------
Net investment loss                                                                (101,463,246)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5) (including realized
gain of $1,848,069 on sales of investments in affiliated issuers)                 2,417,150,824
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                               40,431,847
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (2,041,531)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  1,543,034
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period          8,125,841,263
-----------------------------------------------------------------------------------------------
Net gain on investments                                                          10,582,925,437
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $10,481,462,191
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended        Year ended
                                                                                      January 31           July 31
                                                                                      ----------          --------
                                                                                           2000*              1999
------------------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                             $  (101,463,246)    $ (116,710,236)
------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                     2,455,541,140      3,128,249,015
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      8,127,384,297      2,078,777,713
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             10,481,462,191      5,090,316,492
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                      (2,110,408,905)    (1,042,857,172)
------------------------------------------------------------------------------------------------------------------
    Class B                                                                      (1,110,093,904)      (569,436,634)
------------------------------------------------------------------------------------------------------------------
    Class C                                                                          (3,378,753)                --
------------------------------------------------------------------------------------------------------------------
    Class M                                                                         (49,685,399)       (25,276,938)
------------------------------------------------------------------------------------------------------------------
    Class Y                                                                        (332,630,167)      (106,713,548)
------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 4,781,485,612      2,148,949,675
------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                     11,656,750,675      5,494,981,875

Net assets
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              28,411,633,847     22,916,651,972
------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
and undistributed net investment income of $100,942,849
and $520,397, respectively)                                                     $40,068,384,522    $28,411,633,847
------------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                      Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $24.25           $21.36           $19.49           $15.73           $14.42           $11.19
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.06)(c)         (.05)(c)         (.04)(c)           --(c)          (.02)(c)          .02
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          8.81             4.53             3.12             4.85             2.19             3.72
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               8.75             4.48             3.08             4.85             2.17             3.74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $30.02           $24.25           $21.36           $19.49           $15.73           $14.42
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             36.85*           22.40            16.83            32.22            15.49            34.72
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $24,061,710      $17,180,288      $13,854,611      $11,158,273       $7,332,248       $4,895,180
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .44*             .90              .96             1.02             1.03             1.07
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.21)*           (.25)            (.20)              --             (.10)             .17
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             38.72*           85.05            60.04            59.77            57.92            65.43
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $22.57           $20.14           $18.57           $15.15           $14.01           $10.97
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.15)(c)         (.21)(c)         (.18)(c)         (.12)(c)         (.13)(c)         (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          8.16             4.23             2.96             4.63             2.13             3.61
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               8.01             4.02             2.78             4.51             2.00             3.55
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $27.60           $22.57           $20.14           $18.57           $15.15           $14.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             36.30*           21.43            16.02            31.17            14.70            33.65
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $11,488,866       $8,433,131       $7,263,280       $5,664,375       $3,405,318       $1,870,370
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .81*            1.65             1.71             1.77             1.78             1.82
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.58)*          (1.00)            (.95)            (.75)            (.85)            (.58)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             38.72*           85.05            60.04            59.77            57.92            65.43
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                           January 31     July 26, 1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $24.25           $24.64
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                            (.16)(c)           --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              8.81             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   8.65             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (2.98)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (2.98)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $29.92           $24.25
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 36.42*           (1.58)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $67,797             $822
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .81*             .03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                        (.59)*           (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 38.72*           85.05
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                            For the period
Per-share                       January 31                                                                           Dec. 1, 1994+
operating performance           (Unaudited)                            Year ended July 31                             to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $23.61           $20.93           $19.22           $15.60           $14.37           $11.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.12)(c)         (.16)(c)         (.14)(c)         (.08)(c)         (.09)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          8.57             4.43             3.06             4.79             2.18             3.10
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               8.45             4.27             2.92             4.71             2.09             3.09
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $29.08           $23.61           $20.93           $19.22           $15.60           $14.37
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             36.57*           21.83            16.21            31.57            14.97            27.42*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $553,718         $390,975         $322,277         $208,656          $87,782          $19,004
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .69*            1.40             1.46             1.52             1.50             1.06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.46)*           (.75)            (.69)            (.50)            (.57)            (.24)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             38.72*           85.05            60.04            59.77            57.92            65.43
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $24.69           $21.66           $19.70           $15.85           $14.48           $11.22
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)(c)           --(c)           .01(c)           .04(c)           .02(c)           .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          8.96             4.62             3.16             4.90             2.21             3.74
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               8.94             4.62             3.17             4.94             2.23             3.77
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.98)           (1.59)           (1.21)           (1.09)            (.86)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $30.65           $24.69           $21.66           $19.70           $15.85           $14.48
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             36.97*           22.75            17.12            32.56            15.85            34.90
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,896,293       $2,406,418       $1,476,485       $1,061,087         $709,595         $351,817
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .31*             .65              .71              .77              .77              .83
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.08)*             --              .06              .25              .15              .39
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             38.72*           85.05            60.04            59.77            57.92            65.43
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.



Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Voyager Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, and 0.39% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 2000, fund expenses were reduced by $2,843,146 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $10,168 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $3,377,479 and $61,550 from the sale of class A and class M shares, respectively, and received $4,433,132 and $2,821 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $38,784 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $13,698,432,153 and $12,337,847,275, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    109,776,542     $3,052,863,830
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   71,663,908      2,025,935,845
-----------------------------------------------------------------------------
                                               181,440,450      5,078,799,675

Shares
repurchased                                    (88,250,193)    (2,355,226,704)
-----------------------------------------------------------------------------
Net increase                                    93,190,257     $2,723,572,971
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    200,358,574     $4,408,201,255
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   49,587,295      1,006,126,012
-----------------------------------------------------------------------------
                                               249,945,869      5,414,327,267

Shares
repurchased                                   (190,131,808)    (4,190,827,089)
-----------------------------------------------------------------------------
Net increase                                    59,814,061     $1,223,500,178
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     49,077,074     $1,257,511,155
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   39,670,601      1,032,228,634
-----------------------------------------------------------------------------
                                                88,747,675      2,289,739,789

Shares
repurchased                                    (46,083,417)    (1,171,007,592)
-----------------------------------------------------------------------------
Net increase                                    42,664,258     $1,118,732,197
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     80,109,234     $1,644,300,567
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   27,943,081        530,078,393
-----------------------------------------------------------------------------
                                               108,052,315      2,174,378,960

Shares
repurchased                                    (95,145,441)    (1,953,712,771)
-----------------------------------------------------------------------------
Net increase                                    12,906,874     $  220,666,189
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,181,181        $61,534,152
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      105,852          2,985,031
-----------------------------------------------------------------------------
                                                 2,287,033         64,519,183

Shares
repurchased                                        (54,760)        (1,581,444)
-----------------------------------------------------------------------------
Net increase                                     2,232,273        $62,937,739
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         33,891           $829,273
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    33,891            829,273

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        33,891           $829,273
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,655,817        $98,594,387
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,758,766         48,189,992
-----------------------------------------------------------------------------
                                                 5,414,583        146,784,379

Shares
repurchased                                     (2,935,443)       (77,015,313)
-----------------------------------------------------------------------------
Net increase                                     2,479,140        $69,769,066
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,906,639       $148,886,198
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,234,352         24,453,377
-----------------------------------------------------------------------------
                                                 8,140,991        173,339,575

Shares
repurchased                                     (6,976,351)      (150,450,227)
-----------------------------------------------------------------------------
Net increase                                     1,164,640       $ 22,889,348
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,876,195       $888,928,254
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   11,532,024        332,630,167
-----------------------------------------------------------------------------
                                                44,408,219      1,221,558,421

Shares
repurchased                                    (14,775,697)      (415,084,782)
-----------------------------------------------------------------------------
Net increase                                    29,632,522       $806,473,639
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     45,348,130     $1,048,260,384
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,176,001        106,713,548
-----------------------------------------------------------------------------
                                                50,524,131      1,154,973,932

Shares
repurchased                                    (21,197,444)      (473,909,245)
-----------------------------------------------------------------------------
Net increase                                    29,326,687     $  681,064,687
-----------------------------------------------------------------------------




Note 5
Transactions with Affiliated Issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Affiliates                                            cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Name of affiliate
-------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores                            $        --        $         --           $      --      $180,575,043
Electronic Arts                                        --                  --                  --                --
Intuit, Inc                                    30,840,833                  --                  --                --
Linear Technology Corp.                                --          20,544,307             578,571                --
Michaels Stores, Inc.                                  --                  --                  --        51,350,290
Parametric Technology Corp.                    10,018,829          47,388,138                  --                --
Serco Group PLC                                        --                  --             176,332       135,607,513
Thermo Cardio Systems, Inc.                            --          10,704,939                  --                --
WestWood One, Inc.                                     --                  --                  --                --
-------------------------------------------------------------------------------------------------------------------
  Totals                                      $40,859,662         $78,637,384            $754,903      $367,532,846



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Robert R. Beck
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA016-58956 007/883/530/516 3/00


PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam Voyager Fund
Supplement to Semiannual Report dated 1/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return for periods ended 1/31/00                      NAV

6 months                                                   36.97%
1 year                                                     44.52
5 years                                                   277.79
Annual average                                             30.45
10 years                                                  711.78
Annual average                                             23.29
Life of fund (since class A inception, 4/1/69)
(annual average)                                           15.49

Share value:                                                NAV

7/31/99                                                   $24.69
1/31/00                                                   $30.65
---------------------------------------------------------------------------
Distributions:    No.     Income           Capital gains             Total
                   1        --      Short $0.089    Long $2.892     $2.981
---------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.